Investment Strategy - ETF Prospectus [Member] - Vanguard U.S. High-Yield Corporate Bond Index ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg US High Yield 250MM 2% Issuer Capped Index (the “Target Index”), which measures the performance of U.S. dollar-denominated, high-yield, fixed-rate corporate bonds, including international U.S. dollar-denominated bonds, that have an amount outstanding, or par value, of at least $250 million; are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody’s, S&P, and Fitch; and have remaining maturities of at least one year. The Target Index caps the exposure of individual issuers at 2% of the total market value of the uncapped index. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index. As of April 30, 2026, the dollar-weighted average maturity of the Target Index was 4.8 years.